ORGANIZATION - Additional Information (Details)	1 Months Ended
	Jan. 31, 2006 shares	Sep. 30, 2021 € / shares shares	Sep. 15, 2021 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued (in shares) | shares	102,800
JV
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares required to purchase under joint venture | shares		17,500
Share price (in dollars per share) | € / shares		€ 1
JV | TubeSolar AG
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Minority stake percentage		30.00%
Maximum | Long Term Supply And Joint Development Agreement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Non-recurring engineering fees receivable | $			$ 4,000,000
Milestones receivable | $			$ 13,500,000